Additional information: Condensed statements of cash flows of the parent company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information: condensed financial statements of the Company
Net cash used in operating activities	¥ (75,126)	¥ 51,091	¥ (843)
Net cash used in investing activities	3,111	(11,525)	(127,368)
Net cash generated from financing activities	45,552	(45,235)	17,697
Net (decrease)/increase in cash and cash equivalents	(26,463)	(5,669)	(110,514)
Cash and cash equivalents at beginning of the year	39,289	44,384
Cash and cash equivalents at end of the year	12,161	39,289	44,384
Parent company
Additional information: condensed financial statements of the Company
Net cash used in operating activities	(88,987)	(6,250)	(76,639)
Net cash used in investing activities			(8,372)
Net cash generated from financing activities	94,153		30,953
Net (decrease)/increase in cash and cash equivalents	(5,166)	(6,250)	(54,058)
Cash and cash equivalents at beginning of the year	5,250	11,500	65,558
Cash and cash equivalents at end of the year	¥ 84	¥ 5,250	¥ 11,500